FDIC loss share (expense) income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
F D I C Loss Share Expense Income [Line Items]
(Amortization) accretion of indemnification asset	$ (129,676)		$ (10,855)		$ 73,487
80% mirror accounting on credit impairment losses	58,187	[1]	110,457	[1]	0	[1]
80% mirror accounting on reimbursable expenses	29,234		5,093		0
80% mirror accounting on discount accretion on loans and unfunded commitments accounted for under ASC 310-20	(969)		(33,221)		(95,383)
Change in true-up payment obligation	(13,178)		(6,304)		(3,855)
Other	191		1,621		0
FDIC loss share (expense) income	$ (56,211)		$ 66,791		$ (25,751)

[1]	Reductions in expected cash flows for ASC 310-30 loans, which may impact the provision for loan losses, may consider reductions in both principal and interest cash flow expectations. The amount covered under the FDIC loss sharing agreements for interest not collected from borrowers is limited under the agreements (approximately 90 days); accordingly, these amounts are not subject fully to the 80% mirror accounting.